Restucture and Asset Impairments Restructure and Asset Impairments (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended				12 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended			12 Months Ended
	Aug. 29, 2013	May 30, 2013	Feb. 28, 2013	Nov. 29, 2012	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011	Jun. 30, 2011 Japan Fabrication Facility [Member]	Jun. 02, 2011 Japan Fabrication Facility [Member]	May 31, 2012 Japan Fabrication Facility [Member]	Aug. 29, 2013 Marketable equity securities [Member] Tower Semiconductor Ltd. [Member] Japan Fabrication Facility [Member]	Aug. 06, 2012 Marketable equity securities [Member] Tower Semiconductor Ltd. [Member] Japan Fabrication Facility [Member]	Aug. 29, 2013 SBU [Member]	Sep. 01, 2011 SBU [Member]	Aug. 29, 2013 EBU [Member]	Aug. 30, 2012 EBU [Member]	Sep. 01, 2011 EBU [Member]	Aug. 29, 2013 MBU [Member]	Aug. 30, 2012 MBU [Member]	Sep. 01, 2011 MBU [Member]	Aug. 29, 2013 CNBU [Member]	Aug. 30, 2012 CNBU [Member]	Sep. 01, 2011 CNBU [Member]	Aug. 29, 2013 Micron Technology Italia, Srl. [Member]	Aug. 30, 2012 Micron Technology Italia, Srl. [Member]	Sep. 01, 2011 Micron Technology Italia, Srl. [Member]	Aug. 29, 2013 Light-emitting Diode (LED) [Member]	Aug. 30, 2012 Light-emitting Diode (LED) [Member]	Sep. 01, 2011 Light-emitting Diode (LED) [Member]	Aug. 29, 2013 Consortium Agreement [Member] integer	Aug. 30, 2012 Consortium Agreement [Member]	Sep. 01, 2011 Consortium Agreement [Member]	Aug. 29, 2013 Transform [Member]	Aug. 30, 2012 Transform [Member]	Sep. 01, 2011 Transform [Member]	Aug. 29, 2013 Japan Fabrication Facility [Member]	Aug. 30, 2012 Japan Fabrication Facility [Member]	Sep. 01, 2011 Japan Fabrication Facility [Member]	Aug. 29, 2013 Other Restucturing Activities [Member]	Aug. 30, 2012 Other Restucturing Activities [Member]	Sep. 01, 2011 Other Restucturing Activities [Member]	Aug. 29, 2013 Other Restucturing Activities [Member] Workforce Optimization [Member]	Aug. 29, 2013 Other Restucturing Activities [Member] Micron Semiconductor Israel Ltd. [Member]
Restructuring Cost and Reserve [Line Items]
Loss on impairment of assets																								$ 62	$ 0	$ 0	$ 33	$ 0	$ 0
Restructure and asset impairments	32	55	60	(21)	126	10	(75)						20	(25)	14	2	(4)	12	6	(23)	12	(1)	(24)							26	0	0							30	10	(21)	17	14
Gain on lease termination																																	(25)	0	0
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal									(54)																											0	0	(54)
Number of positions transferred to ST																														500
Japan Fabrication Facility [Abstract]
Proceeds from Divestiture of Businesses								40		20
Disposal Group Not Discontinued Operation Divestiture Amount Of Shares Received											1,300,000
Available For Sale Securities Number of Shares Received in Reverse Stock Split												1
Available For Sale Securities Reverse Stock Split Conversion Ratio												15
Net carrying value of assets and liabilities sold									23
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal									(54)																											0	0	(54)
Disposal Group Not Discontinued Operation Cost Of Disposed Entity Transaction Costs									3
Disposal Group Not Discontinued Operation Loss On Write Down Of Tax Assets									74
Restructuring Reserve	$ 12				$ 12